Employee benefits - Overfunded pension plans - Measurement of assets at fair value (Details) - Overfunded pension plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Measurement of plan assets
Assets as at beginning of the year	$ 6,814
Assets as at end of the year	5,166	$ 6,814
Level 3
Measurement of plan assets
Assets as at beginning of the year	638	673
Return on plan assets	38	35
Assets purchases	129	53
Assets sold during the year	(170)	(96)
Translation adjustment	(143)	(27)
Assets as at end of the year	491	638
Level 3 | Private equity funds
Measurement of plan assets
Assets as at beginning of the year	157	159
Return on plan assets	18	8
Assets purchases	1	1
Assets sold during the year	(15)	(4)
Translation adjustment	(35)	(7)
Assets as at end of the year	126	157
Level 3 | Real estate funds
Measurement of plan assets
Assets as at beginning of the year	17	15
Return on plan assets	(8)
Assets purchases	1	2
Translation adjustment	(4)
Assets as at end of the year	5	17
Level 3 | Real estate
Measurement of plan assets
Assets as at beginning of the year	323	339
Return on plan assets	9	8
Assets purchases	10	4
Assets sold during the year	(14)	(13)
Translation adjustment	(72)	(15)
Assets as at end of the year	255	323
Level 3 | Loans to participants
Measurement of plan assets
Assets as at beginning of the year	141	160
Return on plan assets	19	19
Assets purchases	117	46
Assets sold during the year	(141)	(79)
Translation adjustment	(32)	(5)
Assets as at end of the year	$ 104	$ 141